Taxes Payable	12 Months Ended
Dec. 31, 2015
Taxes Payable
Taxes Payable

12.Taxes Payable

The following is a summary of taxes payable as of December 31, 2014 and 2015 (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Sales tax	20,445	60,631
Withholding individual income taxes for employees	46,963	88,548
Enterprise income taxes	241,008	531,788
Others	25,874	55,247

	334,290	736,214